Earnings (Loss) per share - Summary of Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic
Net income (loss) attributable to the controlling shareholders of the Group	$ 11,998	$ (13,687)	$ (52,419)
Weighted average number of outstanding common shares (thousands)	185,044	186,365	190,695
Basic earnings (loss) per share	$ 0.065	$ (0.073)	$ (0.275)
Diluted
Net income (loss) attributable to the controlling shareholders of the Group	$ 11,998	$ (13,687)	$ (52,419)
Weighted average number of outstanding common and dilutive shares (thousands)	192,334	186,365	190,695
Diluted earnings (loss) per share	$ 0.062	$ (0.073)	$ (0.275)